Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (2,823)	$ (1,280)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,703	7,942
Share-based compensation expense	7,949	5,929
Provision for doubtful accounts	83	37
Gain on disposal of fixed assets	(3)	(20)
Other non-cash items	66	81
Excess tax benefits related to exercise of share options		(76)
Unrealized currency (gain) loss on foreign denominated transactions	(6,293)	1,592
Changes in assets and liabilities:
Accounts receivable	(6,038)	(5,525)
Prepaid expenses and other current assets	509	(271)
Other assets	(38)	(16)
Accounts payable	2,451	(260)
Deferred revenue	15,204	9,959
Accrued expenses and other liabilities	2,847	1,152
Net cash provided by operating activities	22,617	19,244
Investing activities
Purchases of investments	(57,514)
Purchases of property and equipment	(13,357)	(10,775)
Payments for acquisitions	(5,574)
Net cash used in investing activities	(76,445)	(10,775)
Financing activities
Proceeds from exercises of share options	1,963	638
Excess tax benefits related to exercise of share options		76
Payments on debt	(3,629)	(4,120)
Proceeds from initial public offering, net of issuance costs		68,432
Net cash (used in) provided by financing activities	(1,666)	65,026
Effect of foreign exchange rates on cash	(2,784)	(414)
Net (decrease) increase in cash and cash equivalents	(58,278)	73,081
Cash and cash equivalents at beginning of period	106,140	32,890
Cash and cash equivalents at end of period	47,862	105,971
Supplemental disclosure of cash flow information
Cash paid during the period for interest	200	398
Cash paid during the period for income taxes	1,043	45
Supplemental disclosure of non-cash investing and financing
Unpaid purchases of property and equipment	2,068	952
Unpaid deferred initial public offering issuance costs		$ 162
Amounts due for acquisition of business	$ 600